Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Derivative financial instruments
(27)	Derivative financial instruments

Derivative financial instruments at fair value through profit or loss as of December 31, 2017 and 2016 are the following:

	Notes	December 31, 2017	December 31, 2016

Derivatives not designated as hedges – Liabilities
Derivative contracts of interest rate	22	$137	$508

Total		$137	$508

Financial instruments through profit or loss are derivative contracts not designated as hedges for accounting purposes that are intended to reduce the levels of risk of foreign currency and interest rates.

Liabilities on derivatives not designated as hedges are recognized within Other Liabilities in the Consolidated Statement of Financial Position.

Foreign currency risk

Certain foreign currency forward contracts are measured at fair value through profit or loss and are not designated as hedging instruments for accounting purposes. The foreign currency forward contract balances vary with the level of expected foreign currency sales and purchases and changes in foreign currency forward rates.

Interest rate risk

The Company incurs interest rate risk primarily on financial obligations to banks and aircraft lessors. Certain financial derivative instruments are recognized at fair value through profit or loss and are not designated as hedging instruments for accounting purposes. The interest rate contracts vary according to the level of expected interest payable and changes in interest rates of financial obligations. Interest rate risk is managed through a mix of fixed and floating rates on loans and lease agreements, combined with interest rate swaps and options. Under these agreements, the Company pays a fixed rate and receives a variable rate.